Average Annual Total Returns - RS Shares Prospectus			12 Months Ended	60 Months Ended	120 Months Ended
		Jan. 26, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Index (reflects no deduction for fees, expense or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.37%	13.59%	14.59%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.15%	13.15%	14.29%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			34.36%	4.67%	8.86%
Russell 2500™ Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 2500TM Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			11.91%	7.26%	10.40%
MSCI World ex-USA Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI World ex-USA Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			32.55%	10.04%	9.11%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			7.30%	(0.36%)	2.01%
GuideMark(R) Large Cap Core Fund Service Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Return Before Taxes
Average Annual Return, Percent	[1]		14.23%	12.31%	13.12%
GuideMark(R) Large Cap Core Fund Service Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Return After Taxes on Distributions
Average Annual Return, Percent	[1]		10.03%	10.57%	11.95%
GuideMark(R) Large Cap Core Fund Service Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[1]		11.49%	9.61%	10.76%
GuideMark(R) Emerging Markets Fund Service Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[2]	Return Before Taxes
Average Annual Return, Percent	[2]		30.25%	4.27%	7.97%
GuideMark(R) Emerging Markets Fund Service Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[2]	Return After Taxes on Distributions
Average Annual Return, Percent	[2]		30.11%	2.95%	6.84%
GuideMark(R) Emerging Markets Fund Service Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[2]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[2]		18.55%	3.21%	6.29%
GuideMark(R) Small/Mid Cap Core Fund Service Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[3]	Return Before Taxes
Average Annual Return, Percent	[3]		8.80%	7.74%	10.26%
GuideMark(R) Small/Mid Cap Core Fund Service Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[3]	Return After Taxes on Distributions
Average Annual Return, Percent	[3]		7.16%	6.30%	8.50%
GuideMark(R) Small/Mid Cap Core Fund Service Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[3]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[3]		6.43%	5.98%	7.97%
GuideMark(R) World ex-US Fund Service Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[4]	Return Before Taxes
Average Annual Return, Percent	[4]		33.51%	8.82%	8.04%
GuideMark(R) World ex-US Fund Service Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[4]	Return After Taxes on Distributions
Average Annual Return, Percent	[4]		29.14%	7.73%	7.37%
GuideMark(R) World ex-US Fund Service Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[4]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[4]		22.42%	6.95%	6.57%
GuideMark(R) Core Fixed Income Fund Service Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[5]	Return Before Taxes
Average Annual Return, Percent	[5]		6.56%	(0.82%)	1.56%
GuideMark(R) Core Fixed Income Fund Service Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[5]	Return After Taxes on Distributions
Average Annual Return, Percent	[5]		5.03%	(1.97%)	0.49%
GuideMark(R) Core Fixed Income Fund Service Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[5]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[5]		3.86%	(1.10%)	0.75%

[1]	Service Shares performance reflects any applicable fee waiver and/or expense reimbursements. The RS Shares have higher ongoing expenses than the Service Shares. Returns for the RS Shares are expected to be lower than the returns of the Service Shares shown due to differences in their expenses.
[2]	Service Shares performance reflects any applicable fee waiver and/or expense reimbursements. The RS Shares have higher ongoing expenses than the Service Shares. Returns for the RS Shares are expected to be lower than the returns of the Service Shares shown due to differences in their expenses.
[3]	Service Shares performance reflects any applicable fee waiver and/or expense reimbursements. The RS Shares have higher ongoing expenses than the Service Shares. Returns for the RS Shares are expected to be lower than the returns of the Service Shares shown due to differences in their expenses.
[4]	Service Shares performance reflects any applicable fee waiver and/or expense reimbursements. The RS Shares have higher ongoing expenses than the Service Shares. Returns for the RS Shares are expected to be lower than the returns of the Service Shares shown due to differences in their expenses.
[5]	Service Shares performance reflects any applicable fee waiver and/or expense reimbursements. The RS Shares have higher ongoing expenses than the Service Shares. Returns for the RS Shares are expected to be lower than the returns of the Service Shares shown due to differences in their expenses.